Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Summary of estimated fair value and level of the contingent consideration liability
The following table presents the changes in the estimated fair value and level of the contingent consideration liability, as of: (in thousands):

	Level 1	Level 2	Level 3
Beginning balance - January 1, 2022	$—	$—	$2,879
Change in fair market value	—	—	962
Payment	—	—	(2,000)
Transfer out	—	—	(1,841)
Transfer in	1,841	—	—

Ending balance - December 31, 2022	1,841	—	—

Change in fair market value	159	—	—
Payment	(2,000)	—	—

Ending balance - December 31, 2023	$—	$—	$—